Restatement of Previously Issued Financial Statements (Details) - Schedule of summarize the effect of the restatement on each financial statement line item as of the dates - USD ($)	3 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock subject to possible redemption	$ 50,832,028
Additional paid-in capital	157,140
Accumulated deficit	(14,688,750)
Total Stockholders’ Deficit	(14,531,107)	$ (11,285,055)	$ (12,460,604)	$ (12,051,452)
Condensed Consolidated Statement of Cash Flows for the Three Months Ended March 31, 2022
Remeasurement of common stock subject to possible redemption to redemption amount	21,347
Condensed Consolidated Statement of Changes in Stockholders’ Deficit for the Three Months Ended March 31, 2022
Additional paid-in capital – Remeasurement of common stock subject to possible redemption to redemption amount
Accumulated deficit – Remeasurement of common stock subject to possible redemption to redemption amount	(21,347)
Additional paid-in capital – March 31, 2022	157,140
Accumulated deficit – March 31, 2022	(14,688,750)
Total stockholders’ deficit – March 31, 2022	(14,531,107)	(11,285,055)	(12,460,604)	(12,051,452)
Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock subject to possible redemption	698,653
Additional paid-in capital	(157,140)
Accumulated deficit	(541,513)
Total Stockholders’ Deficit	(698,653)	(1,201,551)	(1,311,617)	(13,888)
Condensed Consolidated Statement of Cash Flows for the Three Months Ended March 31, 2022
Remeasurement of common stock subject to possible redemption to redemption amount	698,653
Condensed Consolidated Statement of Changes in Stockholders’ Deficit for the Three Months Ended March 31, 2022
Additional paid-in capital – Remeasurement of common stock subject to possible redemption to redemption amount	(157,140)
Accumulated deficit – Remeasurement of common stock subject to possible redemption to redemption amount	(541,513)
Additional paid-in capital – March 31, 2022	(157,140)
Accumulated deficit – March 31, 2022	(541,513)
Total stockholders’ deficit – March 31, 2022	(698,653)	(1,201,551)	(1,311,617)	(13,888)
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock subject to possible redemption	51,530,681
Accumulated deficit	(15,230,263)
Total Stockholders’ Deficit	(15,229,760)	(12,486,606)	(13,772,221)	(12,065,340)
Condensed Consolidated Statement of Cash Flows for the Three Months Ended March 31, 2022
Remeasurement of common stock subject to possible redemption to redemption amount	720,000
Condensed Consolidated Statement of Changes in Stockholders’ Deficit for the Three Months Ended March 31, 2022
Additional paid-in capital – Remeasurement of common stock subject to possible redemption to redemption amount	(157,140)
Accumulated deficit – Remeasurement of common stock subject to possible redemption to redemption amount	(562,860)
Additional paid-in capital – March 31, 2022
Accumulated deficit – March 31, 2022	(15,230,263)
Total stockholders’ deficit – March 31, 2022	$ (15,229,760)	$ (12,486,606)	$ (13,772,221)	$ (12,065,340)